Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,540	$ 9,488	$ 9,585	$ 11,117	$ 11,164	$ 10,834	$ 10,118	$ 10,247	$ 10,200	$ 9,905	$ 9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 10,793	9,705	9,779	11,300	11,320	10,958	10,220	10,323	10,251	9,920	9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,527	9,512	9,660	11,234	11,327	11,036	10,348	10,520	10,515	10,251	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,287	10,126	10,213	11,803	11,799	11,419	10,623	10,717	10,651	10,306	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,216	10,068	10,159	11,740	11,761	11,385	10,618	10,725	10,650	10,306	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,003	10,759	10,690	12,517	12,630	11,806	10,704	10,835	10,827	10,293	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,508	10,246	10,264	11,932	11,984	11,484	10,653	10,752	10,720	10,345	10,000
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Account Value	$ 11,487	10,215	10,252	11,963	12,023	11,507	10,648	10,751	10,715	10,346	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,508	10,246	10,264	11,932	11,984	11,484	10,653	10,752	10,720	10,345	10,000
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Account Value	$ 11,487	10,215	10,252	11,963	12,023	11,507	10,648	10,751	10,715	10,346	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,508	10,246	10,264	11,932	11,984	11,484	10,653	10,752	10,720	10,345	10,000
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Account Value	$ 11,487	10,215	10,252	11,963	12,023	11,507	10,648	10,751	10,715	10,346	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,508	10,246	10,264	11,932	11,984	11,484	10,653	10,752	10,720	10,345	10,000
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Account Value	$ 11,487	10,215	10,252	11,963	12,023	11,507	10,648	10,751	10,715	10,346	10,000
Bloomberg U.S. MBS Fixed Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed Rate Index
Account Value	$ 11,508	10,246	10,264	11,932	11,984	11,484	10,653	10,752	10,720	10,345	10,000
FTSE U.S. Broad Investment-Grade Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE U.S. Broad Investment-Grade Mortgage Index
Account Value	$ 11,487	$ 10,215	$ 10,252	$ 11,963	$ 12,023	$ 11,507	$ 10,648	$ 10,751	$ 10,715	$ 10,346	$ 10,000